UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 23, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   70

Form 13F Information Table Entry Total:       $218,056,000.00


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1911    25674 SH       Sole                                      25674
AT&T Inc.                      COM              00206r102     2029    62324 SH       Sole                                      62324
Abbott Labs                    COM              002824100     4638    95501 SH       Sole                                      95501
Amgen Inc                      COM              031162100      790    11049 SH       Sole                                      11049
Anglogold Ashanti Ltd (4/04 na COM              035128206     2834    75100 SH       Sole                                      75100
Assoc Banc-Corp                COM              045487105      340    10457 SH       Sole                                      10457
BHP Billiton LTD               COM              088606108     4864   128395 SH       Sole                                     128395
BP PLC                         COM              055622104     7538   114942 SH       Sole                                     114942
Baker Hughes Inc               COM              057224107     4839    70950 SH       Sole                                      70950
Bank of Hawaii Corp fmly Pacif COM              062540109      250     5200 SH       Sole                                       5200
Baxter Intl Inc                COM              071813109      218     4800 SH       Sole                                       4800
BellSouth Corp                 COM              079860102      402     9400 SH       Sole                                       9400
CVS Corp                       COM              126650100     1054    32800 SH       Sole                                      32800
Caterpillar Inc                COM              149123101     4528    68811 SH       Sole                                      68811
Chevron Corp                   COM              166764100     5663    87305 SH       Sole                                      87305
Cisco Systems                  COM              17275R102      224     9745 SH       Sole                                       9745
Citigroup Inc                  COM              172967101     1026    20650 SH       Sole                                      20650
ConocoPhillips                 COM              20825c104     7453   125195 SH       Sole                                     125195
Developers Diversified Rlty    COM              251591103     1667    29890 SH       Sole                                      29890
Dominion Resources             COM              25746u109     4424    57834 SH       Sole                                      57834
Duke Realty Corp               COM              264411505     1896    50756 SH       Sole                                      50756
Emerson Elec                   COM              291011104      201     2400 SH       Sole                                       2400
Enbridge Energy Prtners LP     COM              29250r106     1646    35360 SH       Sole                                      35360
Encana Corp                    COM              292505104     3989    85446 SH       Sole                                      85446
Exxon Mobil Corp               COM              30231g102     7918   118009 SH       Sole                                     118009
First American Bankshares      COM                             886     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     4282    59745 SH       Sole                                      59745
General Electric               COM              369604103     9805   277766 SH       Sole                                     277766
Goldcorp Inc                   COM              380956409     3022   128055 SH       Sole                                     128055
Grainger W W                   COM              384802104      417     6215 SH       Sole                                       6215
Gulf Keystone Petro            COM              g4209g100       16    15000 SH       Sole                                      15000
HSBC Holdings PLC              COM              404280406     1864    20360 SH       Sole                                      20360
Health Care Realty Tr.         COM              421946104     1837    47837 SH       Sole                                      47837
IBM Corp                       COM              459200101     1383    16874 SH       Sole                                      16874
Illinois Tool Works            COM              452308109     3288    73235 SH       Sole                                      73235
Intel Corp                     COM              458140100      644    31289 SH       Sole                                      31289
J.P. Morgan Chase & Co         COM              46625h100      695    14804 SH       Sole                                      14804
Johnson&Johnson                COM              478160104     7334   112937 SH       Sole                                     112937
Kellogg Co                     COM              487836108     2701    54546 SH       Sole                                      54546
Kimberly Clark                 COM              494368103      421     6438 SH       Sole                                       6438
Liberty Property               COM              531172104     5806   121495 SH       Sole                                     121495
Lockheed Martin Corp.          COM              539830109     5302    61603 SH       Sole                                      61603
Marshall & Ilsley              COM              571834100     5102   105901 SH       Sole                                     105901
McDonald's Corp                COM              580135101      371     9496 SH       Sole                                       9496
McGraw-Hill                    COM              580645109      697    12008 SH       Sole                                      12008
Microsoft Corp                 COM              594918104     2597    94942 SH       Sole                                      94942
Newmont Mining Corp            COM              802176107     4480   104784 SH       Sole                                     104784
Nokia Corp Spons ADR           COM              654902204      575    29200 SH       Sole                                      29200
Oneok Partners,L.P.5/06 Frmly  COM              68268n103     4849    86200 SH       Sole                                      86200
Oshkosh Truck Corp             COM              688239201     1072    21235 SH       Sole                                      21235
Pepsico, Inc.                  COM              713448108     5416    82989 SH       Sole                                      82989
Petro Canada                   COM              71644e102     1351    33490 SH       Sole                                      33490
Pfizer Inc                     COM              717081103     5272   185879 SH       Sole                                     185879
Plum Creek Timber Co. Inc.     COM              729251108     4247   124772 SH       Sole                                     124772
Procter & Gamble               COM              742718109     6075    98022 SH       Sole                                      98022
Raytheon Co Com New            COM              755111507     2939    61215 SH       Sole                                      61215
Schlumberger                   COM              806857108     8511   137212 SH       Sole                                     137212
Suncor Energy Inc              COM              867229106     9206   127770 SH       Sole                                     127770
Sysco Corp                     COM              871829107     5958   178116 SH       Sole                                     178116
Tribune Co                     COM              896047107      201     6150 SH       Sole                                       6150
U.S. Bancorp                   COM              902973304     4325   130194 SH       Sole                                     130194
Union Pacific                  COM              907818108      825     9370 SH       Sole                                       9370
United Parcel SVC Inc          COM              911312106     2812    39090 SH       Sole                                      39090
Verizon Comm. (Frmly GTE & Bel COM              92343v104     4322   116410 SH       Sole                                     116410
Vodafone Group PLC             COM              92857w209      262    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     6022   135662 SH       Sole                                     135662
Wells Fargo                    COM              949746101     3745   103503 SH       Sole                                     103503
Wisconsin Energy               COM              976657106      274     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     4287    84325 SH       Sole                                      84325
Oil Svc Holders                                 678002106      221 1700.000 SH       Sole                                   1700.000

											FORM 13F INFORMATION TABLE